Other Commitments and Contingencies - Narrative (Details) - USD ($) $ in Millions	Sep. 30, 2023	May 31, 2023	Dec. 31, 2022
MK II FLNG
Restricted Cash and Cash Equivalents Items [Line Items]
Commitments and contingencies	$ 183.3
MK II FLNG | Maximum
Restricted Cash and Cash Equivalents Items [Line Items]
Long term purchase commitments			$ 328.5
Fuji LNG
Restricted Cash and Cash Equivalents Items [Line Items]
Purchase commitment, remaining minimum amount committed		$ 62.0